Finance Assets (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Finance Leases And Loans Receivables [Line Items]
Capital Leases, Net Investment in Sales Type Leases, Minimum Payments to be Received	$ 1,913,179	$ 2,043,221
Sales-type Lease Receivables
Unguaranteed residual values	142,892	169,689
Unearned income	(400,707)	(420,288)
Allowance for credit losses	(23,868)	(25,641)
Net investment in sales-type lease receivables	1,631,496	1,766,981
Loan Receivables
Loan receivable	446,869	462,253
Allowance for credit losses	(13,081)	(14,453)
Net investment in loan receivables	433,788	447,800
Net investment in finance receivables	2,065,284	2,214,781
Allowance for Loan and Lease Losses [Roll Forward]
Balance Beginning	40,094	63,430	69,430
Amounts charged to expense	20,054	7,451	28,054
Accounts written off	(23,199)	(30,787)	(34,054)
Balance Closing	36,949	40,094	63,430
Financing Receivable, Recorded Investment, Aging [Abstract]
Less than 31 days past due	2,231,251	2,371,009
Greater than 30 days and Less than 61 days	58,717	61,376
Greater than 60 days and Less than 91 days	31,247	34,119
Greater than 90 days and Less than 121 days	12,512	12,490
Greater than 120 days	26,321	26,480
Notes, Loans and Financing Receivable, Gross	2,360,048	2,505,474
Past Due Amounts 90 Days [Abstract]
Still accruing interest	10,392	9,992
Not accruing interest	28,441	28,978
Total	38,833	38,970
North America
Sales-type Lease Receivables
Net investment in sales-type lease receivables	1,264,198	1,397,366
Loan Receivables
Net investment in loan receivables	386,650	402,638
Net investment in finance receivables	1,650,848	1,800,004
International
Sales-type Lease Receivables
Net investment in sales-type lease receivables	367,298	369,615
Loan Receivables
Net investment in loan receivables	47,138	45,162
Net investment in finance receivables	414,436	414,777
Sales-type lease receivables
Finance Leases And Loans Receivables [Line Items]
Capital Leases, Net Investment in Sales Type Leases, Minimum Payments to be Received	1,456,420	1,581,711
Capital Leases, Future Minimum Payments Due, Current	817,060
Capital Leases, Future Minimum Payments, Receivable in Two Years	543,346
Capital Leases, Future Minimum Payments, Receivable in Three Years	331,732
Capital Leases, Future Minimum Payments, Receivable in Four Years	162,640
Capital Leases, Future Minimum Payments, Receivable in Five Years	50,212
Capital Leases, Future Minimum Payments, Receivable Due Thereafter	8,189
Sales-type Lease Receivables
Gross finance receivables	1,913,179
Sales-type lease receivables | North America
Finance Leases And Loans Receivables [Line Items]
Capital Leases, Net Investment in Sales Type Leases, Minimum Payments to be Received	1,456,420	1,581,711
Capital Leases, Future Minimum Payments Due, Current	653,699
Capital Leases, Future Minimum Payments, Receivable in Two Years	407,850
Capital Leases, Future Minimum Payments, Receivable in Three Years	243,598
Capital Leases, Future Minimum Payments, Receivable in Four Years	113,614
Capital Leases, Future Minimum Payments, Receivable in Five Years	31,406
Capital Leases, Future Minimum Payments, Receivable Due Thereafter	6,253
Sales-type Lease Receivables
Gross finance receivables	1,456,420
Unguaranteed residual values	121,339	148,664
Unearned income	(299,396)	(316,030)
Allowance for credit losses	(14,165)	(16,979)
Allowance for Loan and Lease Losses [Roll Forward]
Balance Beginning	16,979	28,661	27,792
Amounts charged to expense	4,584	2,276	13,726
Accounts written off	(7,398)	(13,958)	(12,857)
Balance Closing	14,165	16,979	28,661
Financing Receivable, Recorded Investment, Aging [Abstract]
Less than 31 days past due	1,383,253	1,497,797
Greater than 30 days and Less than 61 days	32,102	37,348
Greater than 60 days and Less than 91 days	20,830	24,059
Greater than 90 days and Less than 121 days	6,413	6,665
Greater than 120 days	13,822	15,842
Past Due Amounts 90 Days [Abstract]
Still accruing interest	6,413	6,665
Not accruing interest	13,822	15,842
Total	20,235	22,507
Sales-type lease receivables | International
Finance Leases And Loans Receivables [Line Items]
Capital Leases, Net Investment in Sales Type Leases, Minimum Payments to be Received	456,759	461,510
Capital Leases, Future Minimum Payments Due, Current	163,361
Capital Leases, Future Minimum Payments, Receivable in Two Years	135,496
Capital Leases, Future Minimum Payments, Receivable in Three Years	88,134
Capital Leases, Future Minimum Payments, Receivable in Four Years	49,026
Capital Leases, Future Minimum Payments, Receivable in Five Years	18,806
Capital Leases, Future Minimum Payments, Receivable Due Thereafter	1,936
Sales-type Lease Receivables
Gross finance receivables	456,759
Unguaranteed residual values	21,553	21,025
Unearned income	(101,311)	(104,258)
Allowance for credit losses	(9,703)	(8,662)
Allowance for Loan and Lease Losses [Roll Forward]
Balance Beginning	8,662	12,039	13,318
Amounts charged to expense	4,553	994	5,087
Accounts written off	(3,512)	(4,371)	(6,366)
Balance Closing	9,703	8,662	12,039
Financing Receivable, Recorded Investment, Aging [Abstract]
Less than 31 days past due	425,923	435,780
Greater than 30 days and Less than 61 days	11,760	9,994
Greater than 60 days and Less than 91 days	5,724	5,198
Greater than 90 days and Less than 121 days	3,979	3,327
Greater than 120 days	9,373	7,211
Past Due Amounts 90 Days [Abstract]
Still accruing interest	3,979	3,327
Not accruing interest	9,373	7,211
Total	13,352	10,538
Loan receivables
Loan Receivables
Loan receivable	397,815	414,960
Loan receivables | North America
Loan Receivables
Loan receivable	397,815	414,960
Allowance for credit losses	(11,165)	(12,322)
Allowance for Loan and Lease Losses [Roll Forward]
Balance Beginning	12,322	20,272	26,208
Amounts charged to expense	9,663	3,278	7,631
Accounts written off	(10,820)	(11,228)	(13,567)
Balance Closing	11,165	12,322	20,272
Financing Receivable, Recorded Investment, Aging [Abstract]
Less than 31 days past due	379,502	392,108
Greater than 30 days and Less than 61 days	10,464	12,666
Greater than 60 days and Less than 91 days	3,330	4,577
Greater than 90 days and Less than 121 days	1,809	2,319
Greater than 120 days	2,710	3,290
Past Due Amounts 90 Days [Abstract]
Still accruing interest	0	0
Not accruing interest	4,519	5,609
Total	4,519	5,609
Loan receivables | International
Loan Receivables
Loan receivable	49,054	47,293
Allowance for credit losses	(1,916)	(2,131)
Allowance for Loan and Lease Losses [Roll Forward]
Balance Beginning	2,131	2,458	2,112
Amounts charged to expense	1,254	903	1,610
Accounts written off	(1,469)	(1,230)	(1,264)
Balance Closing	1,916	2,131	2,458
Financing Receivable, Recorded Investment, Aging [Abstract]
Less than 31 days past due	42,573	45,324
Greater than 30 days and Less than 61 days	4,391	1,368
Greater than 60 days and Less than 91 days	1,363	285
Greater than 90 days and Less than 121 days	311	179
Greater than 120 days	416	137
Past Due Amounts 90 Days [Abstract]
Still accruing interest	0	0
Not accruing interest	727	316
Total	727	316
Risk Level, Low
Past Due Amounts 90 Days [Abstract]
Approximate percentage of portfolio	30.00%
Risk Level, Low | Sales-type lease receivables
Finance Leases And Loans Receivables [Line Items]
Capital Leases, Net Investment in Sales Type Leases, Minimum Payments to be Received	1,081,853	1,016,413
Risk Level, Low | Loan receivables
Loan Receivables
Loan receivable	279,607	254,567
Risk Level, Medium
Past Due Amounts 90 Days [Abstract]
Approximate percentage of portfolio	40.00%
Risk Level, Medium | Sales-type lease receivables
Finance Leases And Loans Receivables [Line Items]
Capital Leases, Net Investment in Sales Type Leases, Minimum Payments to be Received	244,379	450,432
Risk Level, Medium | Loan receivables
Loan Receivables
Loan receivable	95,524	136,069
Risk Level, High
Past Due Amounts 90 Days [Abstract]
Approximate percentage of portfolio	30.00%
Risk Level, High | Sales-type lease receivables
Finance Leases And Loans Receivables [Line Items]
Capital Leases, Net Investment in Sales Type Leases, Minimum Payments to be Received	51,851	43,658
Risk Level, High | Loan receivables
Loan Receivables
Loan receivable	11,511	14,624
Risk Level, Not Scored | Sales-type lease receivables
Finance Leases And Loans Receivables [Line Items]
Capital Leases, Net Investment in Sales Type Leases, Minimum Payments to be Received	78,337	71,208
Risk Level, Not Scored | Loan receivables
Loan Receivables
Loan receivable	$ 11,173	$ 9,700